RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
RESTRICTED CASH
Schedule of restricted cash

	December 31,	December 31,	December 31,
	2020	2019	2018
Restricted cash	$470,460	$462,874	$439,736